Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2020
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Prepayments and Other Current Assets

22	PREPAYMENTS AND OTHER CURRENT ASSETS

	December 31, 2020	December 31, 2019
	RMB	RMB
Other receivables	21,128	23,072
Advances to suppliers	22,330	17,747

	43,458	40,819
Less: Provision for impairment	(3,378)	(3,413)

	40,080	37,406
Value-added tax to be deducted	44,514	48,560
Prepaid expenses	373	360
Prepaid income taxes	5,997	5,649
Other current assets	18,298	11,152

	109,262	103,127